SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Jan. 01, 2025 CNY (¥)	Jan. 01, 2024 CNY (¥)
Convenience translation rate | (per share)	$ 1.00	¥ 6.9931
Cash and cash equivalents			¥ 119		¥ 119
Cash and cash equivalents			592,358		561,127
Cash and cash equivalents	$ 80,240		¥ 592,358	¥ 699,391	561,127
Value added tax rate		3.00%	6.00%	13.00%
Deferred revenue							¥ 56,768	¥ 51,945
Deferred revenue of VIE	8,657		¥ 56,768		60,541
Advertising expense		¥ 32,085	24,014	¥ 22,481
Employee benefits share based compensation		¥ 66,418	76,961	76,282
Government grants			36,532	¥ 73,852	13,235
Balance of deferred government grants			7,976		7,976
Statutory reserves					413
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents			47,309		48,058
Deferred revenue of VIE			56,768		60,541
Accounts receivable							¥ 16,893	¥ 12,115
HONG KONG
Cash and cash equivalents			1,851		10,699
Government Sector [Member]
Cash and cash equivalents			¥ 10,905		13,772
Government Sector [Member] | HONG KONG
Cash and cash equivalents	$ 250				¥ 500	$ 500